Summary of Amounts Recognized in the Consolidated Balance Sheet (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	$ 637	$ 9
Defined Benefit plan recognized in Other Liabilities	1,592	3,302
Other assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	637	9	$ 13
Other assets [member] | Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	554
Other assets [member] | Other pension and post retirement benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	79	3	6
Other assets [member] | Other employee benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Assets	4	6	7
Other liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	1,592	3,302	2,781
Other liabilities [member] | Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities		1,428	741
Other liabilities [member] | Principal post retirement benefit plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	466	506	620
Other liabilities [member] | Other pension and post retirement benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	815	938	1,008
Other liabilities [member] | Other employee benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined Benefit plan recognized in Other Liabilities	311	430	412
Other assets and liabilities [member]
Disclosure of net defined benefit liability (asset) [line items]
Net amount recognized	$ (955)	$ (3,293)	$ (2,768)